Natural and environmental resources (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Natural and environmental resources
Beginning Balance	$ 42,323,610
Ending Balance	45,216,133	$ 42,323,610
Cost | Oil and gas investments
Natural and environmental resources
Beginning Balance	88,338,471	76,229,481
Additions/capitalizations	11,899,832	8,368,195
Abandonment cost update (Note 22)	0
Disposals	(503,017)	(759,178)
Capitalized financial interests	256,382	136,696
Exchange differences capitalized	1,158	798
Foreign currency translation	(6,179,993)	4,431,851
Transfers/reclassifications	363,009	153,686
Ending Balance	94,175,842	88,338,471
Write off exploratory assets and dry wells (3)	0	(223,058)
Beginning Balance	88,338,471
Ending Balance		88,338,471
Cost | Assets retirement obligations
Natural and environmental resources
Beginning Balance	7,104,903	8,172,698
Additions/capitalizations	3,197
Abandonment cost update (Note 22)	3,262,348	(1,130,363)
Disposals	0	(114,899)
Capitalized financial interests	0
Exchange differences capitalized	0
Foreign currency translation	(220,433)	127,871
Transfers/reclassifications	(3,472)	49,596
Ending Balance	10,146,543	7,104,903
Write off exploratory assets and dry wells (3)	0
Beginning Balance	7,104,903
Ending Balance		7,104,903
Cost | Exploration and evaluation
Natural and environmental resources
Beginning Balance	10,480,025	7,212,305
Additions/capitalizations	2,061,406	3,594,349
Abandonment cost update (Note 22)	(67,112)	21,524
Disposals	0	(6,084)
Capitalized financial interests	89,952	60,570
Exchange differences capitalized	404	353
Effect of adopting new standards		48,173
Foreign currency translation	(875,454)	533,347
Transfers/reclassifications	(498,093)	(175,406)
Ending Balance	9,718,731	10,480,025
Write off exploratory assets and dry wells (3)	(1,472,397)	(809,106)
Beginning Balance	10,480,025
Ending Balance		10,480,025
Accumulated depreciation and impairment losses | Oil and gas investments
Natural and environmental resources
Beginning Balance	(58,382,473)	(51,316,344)
Disposals	79,824	421,036
Foreign currency translation	3,249,017	(2,354,611)
Transfers/reclassifications	41,224	35,677
Ending Balance	(63,009,839)	(58,382,473)
Depletion expense	(6,098,607)	(4,536,052)
(Loss) reversal of impairment (Note 17)	(1,898,824)	(632,179)
Beginning Balance	(58,382,473)
Ending Balance		(58,382,473)
Accumulated depreciation and impairment losses | Assets retirement obligations
Natural and environmental resources
Beginning Balance	(5,088,086)	(4,230,674)
Disposals	0	96,489
Foreign currency translation	117,626	(82,927)
Transfers/reclassifications	0	(70,835)
Ending Balance	(5,478,111)	(5,088,086)
Depletion expense	(507,651)	(800,139)
(Loss) reversal of impairment (Note 17)	0
Beginning Balance	(5,088,086)
Ending Balance		(5,088,086)
Accumulated depreciation and impairment losses | Exploration and evaluation
Natural and environmental resources
Beginning Balance	(129,230)	(157,622)
Disposals	0	11,793
Foreign currency translation	0
Transfers/reclassifications	46,905	7,494
Ending Balance	(337,033)	(129,230)
Depletion expense	0
(Loss) reversal of impairment (Note 17)	(254,708)	9,105
Beginning Balance	(129,230)
Ending Balance		(129,230)
Natural and environmental resources
Natural and environmental resources
Beginning Balance	42,323,610	35,909,844
Ending Balance	45,216,133	42,323,610
Natural and environmental resources | Oil and gas investments
Natural and environmental resources
Beginning Balance	29,955,998	24,913,137
Ending Balance	31,166,003	29,955,998
Natural and environmental resources | Assets retirement obligations
Natural and environmental resources
Beginning Balance	2,016,817	3,942,024
Ending Balance	4,668,432	2,016,817
Natural and environmental resources | Exploration and evaluation
Natural and environmental resources
Beginning Balance	10,350,795	7,054,683
Ending Balance	9,381,698	10,350,795
Natural and environmental resources | Cost
Natural and environmental resources
Beginning Balance	105,923,399	91,614,484
Additions/capitalizations	13,964,435	11,962,544
Abandonment cost update (Note 22)	3,195,236	(1,108,839)
Disposals	(503,017)	(880,161)
Capitalized financial interests	346,334	197,266
Exchange differences capitalized	1,562	1,151
Effect of adopting new standards		48,173
Foreign currency translation	(7,275,880)	5,093,069
Transfers/reclassifications	(138,556)	27,876
Ending Balance	114,041,116	105,923,399
Write off exploratory assets and dry wells (3)	(1,472,397)	(1,032,164)
Beginning Balance	105,923,399
Ending Balance		105,923,399
Natural and environmental resources | Accumulated depreciation and impairment losses
Natural and environmental resources
Beginning Balance	(63,599,789)	(55,704,640)
Disposals	79,824	529,318
Foreign currency translation	3,366,643	(2,437,538)
Transfers/reclassifications	88,129	(27,664)
Ending Balance	(68,824,983)	(63,599,789)
Depletion expense	(6,606,258)	(5,336,191)
(Loss) reversal of impairment (Note 17)	(2,153,532)	(623,074)
Beginning Balance	$ (63,599,789)
Ending Balance		$ (63,599,789)